Schedule of Investments - Virtus Newfleet ABS/MBS ETF

April 30, 2023 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES – 57.2%
ACC Auto Trust, Class C, Series 2021-A, 3.79%, 04/15/27(1)	$460,000	$441,269
ACC Trust, Class C, Series 2021-1, 2.08%, 12/20/24(1)	134,231	132,430
ACC Trust, Class C, Series 2022-1, 3.24%, 10/20/25(1)	190,000	183,687
ACM Auto Trust, Class B, Series 2022-1A, 4.47%, 04/20/29(1)	42,571	42,516
American Credit Acceptance Receivables Trust, Class E, Series 2022-1, 3.64%, 03/13/28(1)	160,000	138,516
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40(1)	111,308	98,959
Avis Budget Rental Car Funding AESOP LLC, Class D, Series 2021-2A, 3.04%, 09/22/25(1)	270,000	249,295
BHG Securitization Trust, Class A, Series 2021-A, 1.42%, 11/17/33(1)	236,162	221,090
Business Jet Securities LLC, Class A, Series 2021-1A, 2.16%, 04/15/36(1)	76,418	71,550
BXG Receivables Note Trust, Class A, Series 2022-A, 4.12%, 09/28/37(1)	87,495	84,117
Cajun Global LLC, Class A2, Series 2021-1, 3.93%, 11/20/51(1)	215,875	187,216
Carvana Auto Receivables Trust, Class D, Series 2021-N3, 1.58%, 06/12/28	310,000	289,415
CFMT Issuer Trust, Class A, Series 2021-GRN1, 1.10%, 03/20/41(1)	40,739	37,790
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45(1)	91,656	81,428
CPS Auto Receivables Trust, Class E, Series 2019-D, 3.86%, 10/15/25(1)	65,000	63,534
Dext ABS LLC, Class A, Series 2020-1, 1.46%, 02/16/27(1)	50,575	50,213
Diamond Resorts Owner Trust, Class C, Series 2019-1A, 4.02%, 02/20/32(1)	168,190	160,234
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 4.75%, 04/25/51(1)	70,000	64,695
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	25,000	25,029
GLS Auto Receivables Issuer Trust, Class D, Series 2019-4A, 4.09%, 08/17/26(1)	120,000	116,986
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	135,000	134,186
Hertz Vehicle Financing III LLC, Class C, Series 2022-1A, 2.63%, 06/25/26(1)	140,000	128,910
Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 6.56%, 09/25/26(1)	130,000	123,447
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	93,988	87,209
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	325,000	276,670
Mariner Finance Issuance Trust, Class A, Series 2019-AA, 2.96%, 07/20/32(1)	27,535	27,249
Mariner Finance Issuance Trust, Class A, Series 2020-AA, 2.19%, 08/21/34(1)	260,000	250,339
Marlette Funding Trust, Class B, Series 2023-2A, 6.54%, 06/15/33(1)	128,000	128,417
Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)
Mercury Financial Credit Card Master Trust, Class A, Series 2023-1A, 8.04%, 09/20/27(1)	$486,000	$489,314
Mission Lane Credit Card Master Trust, Class A, Series 2021-A, 1.59%, 09/15/26(1)	300,000	292,431
NBC Funding LLC, Class A2, Series 2021-1, 2.99%, 07/30/51(1)	297,750	257,222
Octane Receivables Trust, Class B, Series 2021-1A, 1.53%, 04/20/27(1)	50,000	46,544
Oportun Funding XIV LLC, Class B, Series 2021-A, 1.76%, 03/08/28(1)	279,808	265,105
Oscar US Funding XII LLC, Class A4, Series 2021-1A (Japan), 1.00%, 04/10/28(1)	120,000	110,835
Planet Fitness Master Issuer LLC, Class A2II, Series 2018-1A, 4.67%, 09/05/48(1)	276,950	269,112
Stack Infrastructure Issuer LLC, Class A2, Series 2019-1A, 4.54%, 02/25/44(1)	47,869	47,040
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	287,463	282,991
Tricolor Auto Securitization Trust, Class D, Series 2022-1A, 5.38%, 01/15/26(1)	465,000	450,139
Upstart Securitization Trust, Class A, Series 2022-2, 4.37%, 05/20/32(1)	237,286	233,183
Upstart Securitization Trust, Class B, Series 2021-3, 1.66%, 07/20/31(1)	225,000	214,783
Veros Auto Receivables Trust, Class B, Series 2021-1, 1.49%, 10/15/26(1)	300,000	288,665
VFI ABS LLC, Class D, Series 2022-1A, 6.68%, 11/26/29(1)	100,000	95,323
ZAXBY'S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	152,288	128,327
Total Asset Backed Securities
(Cost $7,726,706)		7,367,410
MORTGAGE BACKED SECURITIES - 39.9%
Commercial Mortgage Backed Securities - 9.8%
Barclays, Class B, Series 2013-C6, 3.88%, 04/10/46(1)(2)(3)	240,000	238,922
BPR Trust, Class A, Series 2021-KEN, 6.25%, (SOFR + 1.36%), 02/15/29(1)(2)	375,000	366,264
BPR Trust, Class A, Series 2022-OANA, 6.79%, (SOFR + 1.90%), 04/15/37(1)(2)	245,000	239,079
CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 6.07%, (1-Month USD LIBOR + 1.12%), 06/15/34(1)(2)	228,276	225,528
COMM Mortgage Trust, Class D, Series 2012-CR2, 5.04%, 08/15/45(1)(2)(3)	9,353	8,646
KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 5.75%, (1-Month USD LIBOR + 0.80%), 05/15/36(1)(2)	100,000	99,157
New Residential Mortgage Loan Trust, Class A1B, Series 2020-1A, 3.50%, 10/25/59(1)(2)(3)	97,554	90,882
Total Commercial Mortgage Backed Securities		1,268,478

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

April 30, 2023 (unaudited)

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities - 30.1%
American Homes 4 Rent Trust, Class A, Series 2015-SFR1, 3.47%, 04/17/52(1)	$131,779	$127,545
Angel Oak Mortgage Trust, Class A2, Series 2021-3, 1.31%, 05/25/66(1)(2)(3)	67,946	56,767
BRAVO Residential Funding Trust, Class A1, Series 2021-A, 1.99%, 10/25/59(1)(4)	226,174	216,915
CAFL Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/28/29(1)(4)	150,000	138,602
Cascade MH Asset Trust, Class A1, Series 2021-MH1, 1.75%, 02/25/46(1)	92,854	81,150
COLT Mortgage Loan Trust, Class A1, Series 2021-2R, 0.80%, 07/27/54(1)	33,055	28,623
CoreVest American Finance Trust, Class A, Series 2020-3, 1.36%, 08/15/53(1)	132,516	120,298
CSMC Trust, Class A1, Series 2021-RPL3, 2.00%, 01/25/60(1)(2)(3)	254,823	221,350
Ellington Financial Mortgage Trust, Class A1, Series 2020-1, 2.01%, 05/25/65(1)(2)(3)	183,540	176,055
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	48,622	44,134
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66(1)(2)(3)	51,374	43,335
FirstKey Homes Trust, Class D, Series 2021-SFR1, 2.19%, 08/17/38(1)	130,000	112,949
JPMorgan Trust, Class A2, Series 2015-5, 5.97%, 05/25/45(1)(2)(3)	382,459	376,123
LHOME Mortgage Trust, Class A1, Series 2021-RTL2, 2.09%, 06/25/26(1)(4)	100,000	96,642
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	133,719	130,109
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(3)	30,156	28,785
New Residential Mortgage Loan Trust, Class A1, Series 2021-NQ2R, 0.94%, 10/25/58(1)(2)(3)	41,478	37,543
Progress Residential Trust, Class A, Series 2020-SFR3, 1.29%, 10/17/27(1)	99,588	91,143
Progress Residential Trust, Class C, Series 2021-SFR1, 1.56%, 04/17/38(1)	100,000	88,327
PRPM LLC, Class A1, Series 2021-2, 2.12%, 03/25/26(1)(2)(3)	88,251	84,136
PRPM LLC, Class A1, Series 2021-3, 1.87%, 04/25/26(1)(4)	73,142	69,439
PRPM LLC, Class A1, Series 2021-RPL1, 1.32%, 07/25/51(1)(4)	105,464	94,080
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	16,308	15,575
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59(1)(2)(3)	2,870	2,783
SG Residential Mortgage Trust, Class A3, Series 2021-1, 1.56%, 07/25/61(1)(2)(3)	33,112	26,393
Star Trust, Class A1, Series 2021-1, 1.22%, 05/25/65(1)(2)(3)	144,569	126,178
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(3)	65,456	62,412
Towd Point HE Trust, Class M1, Series 2021-HE1, 1.50%, 02/25/63(1)(2)(3)	29,935	28,148
Tricon American Homes Trust, Class B, Series 2020-SFR2, 1.83%, 11/17/39(1)	130,000	111,397
Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
VCAT LLC, Class A1, Series 2021-NPL5, 1.87%, 08/25/51(1)(4)	$71,132	$66,351
VCAT LLC, Class A1, Series 2021-NPL4, 1.87%, 08/25/51(1)(4)	195,171	182,922
VCAT LLC, Class A1, Series 2021-NPL6, 1.92%, 09/25/51(1)(4)	107,255	100,444
Verus Securitization Trust, Class A1, Series 2021-R2, 0.92%, 02/25/64(1)(2)(3)	53,557	46,320
Verus Securitization Trust, Class A1, Series 2020-4, 1.50%, 05/25/65(1)(4)	137,416	127,261
Verus Securitization Trust, Class A1, Series 2021-3, 1.05%, 06/25/66(1)(2)(3)	245,180	207,250
Verus Securitization Trust, Class A1, Series 2023-1, 5.85%, 12/25/67(1)(4)	147,568	147,769
Visio Trust, Class A2, Series 2019-2, 2.92%, 11/25/54(1)(2)(3)	30,031	28,523
Visio Trust, Class A1, Series 2020-1R, 1.31%, 11/25/55(1)	140,185	127,569
Total Residential Mortgage Backed Securities		3,871,345
Total Mortgage Backed Securities
(Cost $5,422,282)		5,139,823
CORPORATE BOND – 2.3%
Industrials – 2.3%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	297,491	290,012

(Cost $293,422)
FOREIGN BOND – 0.5%
Financials – 0.5%
Doric Nimrod Air Alpha Pass-Through Trust, Class A, Series 2013-1, 5.25%, 05/30/25 (Guernsey)(1)	65,723	65,623

(Cost $65,828)
TOTAL INVESTMENTS - 99.9%
(Cost $13,508,238)		12,862,868
Other Assets in Excess of Liabilities - 0.1%		8,162
Net Assets - 100.0%		$12,871,030

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2023, the aggregate value of these securities was $12,573,453, or 97.7% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.
(3)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2023.

Abbreviations:

LIBOR — London InterBank Offered Rate

SOFR — Secured Overnight Financing Rate

USD —  United States Dollar

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

April 30, 2023 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$7,367,410	$—	$7,367,410
Mortgage Backed Securities	—	5,139,823	—	5,139,823
Corporate Bond	—	290,012	—	290,012
Foreign Bond	—	65,623	—	65,623
Total	$—	$12,862,868	$—	$12,862,868